PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Asset Management & Custody Banks 9.3%
AllianceBernstein Holding LP, MLP	27,126	$1,021,565
Ares Management Corp. (Class A Stock)	14,056	2,402,732
Bridge Investment Group Holdings, Inc. (Class A Stock)	140,377	1,472,555
KKR & Co., Inc.	82,498	11,185,904
		16,082,756
Diversified Banks 20.3%
Bank of America Corp.	180,466	8,319,483
JPMorgan Chase & Co.	64,554	17,084,216
NU Holdings Ltd. (Brazil) (Class A Stock)*	143,068	1,537,981
PNC Financial Services Group, Inc. (The)	42,536	8,163,509
		35,105,189
Financial Exchanges & Data 2.9%
Moody’s Corp.	9,944	5,011,179
Homebuilding 0.6%
PulteGroup, Inc.	9,271	957,509
Insurance Brokers 7.4%
Marsh & McLennan Cos., Inc.	34,018	8,090,841
Ryan Specialty Holdings, Inc.	68,002	4,759,460
		12,850,301
Investment Banking & Brokerage 10.4%
Goldman Sachs Group, Inc. (The)	14,023	8,726,373
Houlihan Lokey, Inc.	13,909	2,411,125
LPL Financial Holdings, Inc.	11,326	4,210,327
Marex Group PLC (United Kingdom)	69,441	2,544,318
		17,892,143
Life & Health Insurance 5.8%
MetLife, Inc.	117,233	10,103,140
Mortgage REITs 1.4%
Ladder Capital Corp., REIT	199,061	2,362,854
Other Diversified Financial Services 3.3%
Apollo Global Management, Inc.	38,693	5,775,704

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Property & Casualty Insurance 8.8%
Chubb Ltd.	25,007	$7,138,999
Progressive Corp. (The)	28,340	7,991,880
		15,130,879
Regional Banks 12.5%
Ameris Bancorp	31,353	2,024,777
East West Bancorp, Inc.	22,896	2,162,069
Eastern Bankshares, Inc.	113,509	2,030,676
Enterprise Financial Services Corp.	33,150	1,958,502
First Bancorp	35,344	1,483,034
Pinnacle Financial Partners, Inc.	22,336	2,552,111
Truist Financial Corp.	166,645	7,723,996
Wintrust Financial Corp.	13,216	1,644,996
		21,580,161
Reinsurance 1.6%
RenaissanceRe Holdings Ltd. (Bermuda)	11,887	2,824,589
Transaction & Payment Processing Services 14.5%
Adyen NV (Netherlands), 144A*	1,956	3,570,489
Mastercard, Inc. (Class A Stock)	15,944	9,188,687
Visa, Inc. (Class A Stock)	34,003	12,333,228
		25,092,404

Total Long-Term Investments (cost $90,525,181)		170,768,808

Short-Term Investment 1.3%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $2,253,431)(wb)	2,253,431	2,253,431

TOTAL INVESTMENTS 100.1% (cost $92,778,612)		173,022,239
Liabilities in excess of other assets (0.1)%		(129,553)

Net Assets 100.0%		$172,892,686

PGIM Jennison Financial Services Fund
Schedule of Investments as of February 28, 2025 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
MLP—Master Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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